Group information (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Summary of Information About Subsidiaries of the Group
The consolidated financial statements of the Group include:

Name	Principal activities	Country of incorporation	% Equity interest December 31, 2020	% Equity interest December 31, 2019
Mereo BioPharma 1 Limited	Pharmaceutical R&D	UK	100	100
Mereo BioPharma 2 Limited	Pharmaceutical R&D	UK	100	100
Mereo BioPharma 3 Limited	Pharmaceutical R&D	UK	100	100
Mereo BioPharma 4 Limited	Pharmaceutical R&D	UK	100	100
Mereo BioPharma Ireland Limited	Pharmaceutical R&D	Ireland	100	100
Mereo BioPharma 5, Inc.	Pharmaceutical R&D	U.S.	100	100
Navi Subsidiary, Inc.	Pharmaceutical R&D	U.S.	100	100
Mereo US Holdings Inc.	Holding company	U.S.	100	100
Mereo BioPharma Group plc Employee Benefit Trust	Employee share scheme	Jersey	–	–